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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one):       [ ]  is a restatement.
                                            [ ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Bradford Capital LLC
Address: One Montgomery Street, Suite 3300
         San Francisco, CA 94104

Form 13F File Number:      28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy D. Rice
Title:   Senior Managing Member
Phone:   (415) 352-6232

Signature, Place, and Date of Signing:

/s/ Timothy D. Rice,  San Francisco California,   February 8, 2000


Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).



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                                 FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               12

Form 13F Information Table Value Total:          $65,677
                                              (thousands)

List of Other Included Managers:                   None



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                           FORM 13F INFORMATION TABLE

                        TITLE OF              VALUE     SHRS OR   SH/   PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER           CLASS      CUSIP    X($1000)   PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE     SHARED    NONE
Adelphia
 Communications           COM       6848105   12,323    238,700   SH             SOLE       N/A      238,700

BEA Systems               COM      73325102    5,109     75,900   SH             SOLE       N/A       75,900

Comcast Corp            CL A SPL  200300200    5,736    137,400   SH             SOLE       N/A      137,400

Ericsson Spons ADR        ADR     294821400    3,021    270,000   SH             SOLE       N/A      270,000

Gentex Corp               COM     371901109    2,831    152,000   SH             SOLE       N/A      152,000

Oracle Corp.              COM     68389X105    5,958    205,000   SH             SOLE       N/A      205,000

Qualcomm Inc              COM     747525103    6,789     82,600   SH             SOLE       N/A       82,600

Research In
  Motion                  CAD     760975102    4,644     58,050   SH             SOLE       N/A       58,050

Sun Microsystems          COM     866810104    2,787    100,000   SH             SOLE       N/A      100,000

Sungard Data
 Systems                  COM     867363103    8,197    173,950   SH             SOLE       N/A      173,950

Triton PCS
 Holdings Inc           CLASS A   89677M106    7,466    220,000   SH             SOLE       N/A      220,000

Virata Corp               COM     927646109      816     75,000   SH             SOLE       N/A       75,000



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